Summary of Significant Accounting Policies - Additional Information (Detail) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014 Segment	Dec. 31, 2013 Segment	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Restricted cash	$ 54,418	$ 72,497	$ 183,311
Impairments loss		0	0
Milestones arrangement, categories description	Pieris AG aggregates milestones into three categories (i) research milestones, (ii) development milestones and (iii) commercial milestones. Research milestones are typically achieved upon reaching certain success criteria as defined in each agreement related to developing an Anticalin protein against the specified target.	Pieris AG aggregates milestones into three categories (i) research milestones, (ii) development milestones and (iii) commercial milestones.
Share-based compensation expenses		0	0
Number of Operating segment	1	1
Minimum | Exercisable, criteria one [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage Sale of assets		70.00%
Minimum | Exercisable, criteria two [Member]
Summary Of Significant Accounting Policies [Line Items]
Percentage Sale of shares		50.00%
Fair Value, Inputs, Level 1 [Member]
Summary Of Significant Accounting Policies [Line Items]
Cash and Cash Equivalents, Fair Value	$ 198,493	$ 3,307,520	$ 3,651,949